Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Income Taxes
Note 20 - Income Taxes

A.	Tax under various laws

The Company and its subsidiaries are assessed for income tax purposes on a separate basis. Each of the subsidiaries is subject to the tax rules prevailing in the country of incorporation.

B.	Details regarding the tax environment of the Israeli companies

(1)	Corporate tax rate

Presented hereunder are the tax rates relevant to the Company in Israel for the years 2013-2015:

2013 – 25%
2014 – 26.5%
2015 – 26.5%

After the reporting date, on January 4, 2016 the Knesset plenum approved the Corporate Tax rate would be reduced by 1.5% from 26.5% to 25% as from January 1, 2016. Changes in tax rates enacted after the reporting period do not affect the measurement of tax balances in the financial statements.

Current taxes for the reported periods are calculated according to the enacted tax rates presented above, subject to the benefit under the Law for the Encouragement of Capital Investment.

B.	Details regarding the tax environment of the Israeli companies (cont’d)

(2)	Benefits under the Law for the Encouragement of Capital Investments (hereinafter - “the Encouragement Law”) (cont’d)

(a)	Approved and Beneficiary enterprise

An industrial enterprise of the Company and a certain subsidiary were granted “Approved Enterprise” and“Beneficiary Enterprise” status in accordance with the Encouragement Law. The Company has chosen 2005 and 2010 as the years of election.

The income generated by the “Beneficiary Enterprise” is exempt from tax over a period of up to 10 years beginning with the year in which the Company first had taxable income and subject to the years of election (limited to the earlier of a maximum period of 12 years from the year of election). The tax benefit of the Approved Enterprise has expired. The tax benefit period of the beneficiary enterprise that commenced operations in 2005 and 2007 ended and will end in 2014 and 2016, respectively, whereas the benefit period of the Beneficiary Enterprise that commenced operations in 2010 will end in 2021. The benefits are contingent upon compliance with the terms of the Encouragement Law, such provisions generally require that at least 25% of the Beneficiary Enterprise’s income will derive from export. The Company is currently in compliance with these terms.

(b)	Amendment to the Law for the Encouragement of Capital Investments – 1959

On December 29, 2010 the Knesset approved the Economic Policy Law for 2011-2012, which includes an amendment to the Law for the Encouragement of Capital Investments – 1959 (hereinafter – “the Amendment”). Companies could choose not to be included in the scope of the Amendment to the Encouragement Law and to stay in the scope of the law before its amendment until the end of the benefits period of its approved/beneficiary enterprise.

On August 5, 2013 the Knesset passed the Law for Changes in National Priorities (Legislative Amendments for Achieving Budget Objectives in the Years 2013 and 2014) – 2013, which determined that as of 2014 tax year the tax rate on preferred income will be 9% for Development Area A and 16% for the rest of the country.

(c)
A company having a beneficiary enterprise that distributes a dividend from exempt income, will be required in the tax year of the dividend distribution to pay income tax on the amount of the dividend distributed at the tax rate that would have been applicable to it in the year the income was produced if it had not been exempt from tax.

The Company intends to indefinitely reinvest the amount of its tax-exempt income and not distribute any amounts of its undistributed tax exempt income as a dividend. Accordingly, no deferred tax liabilities have been provided on income attributable to the Company's Approved and Beneficiating Enterprise Programs.

Out of Camtek's retained earnings as of December 31, 2015 approximately $18,335 are tax-exempt earnings attributable to its Approved Enterprise and approximately $9,708 are tax-exempt earnings attributable to its Beneficiating Enterprise. The tax-exempt income attributable to the Approved and Beneficiating Enterprises cannot be distributed to shareholders without subjecting the Company to taxes. If these retained tax-exempt profits are distributed, the Company would be taxed at the reduced corporate tax rate applicable to such profits (currently - up to 25% pursuant to the implementation of the Investment Law). According to the Amendment, tax-exempt income generated under the Beneficiating Enterprise will be taxed upon dividend distribution or complete liquidation, whereas tax exempt income generated under the Approved Enterprise will be taxed only upon dividend distribution (but not upon complete liquidation, as the tax liability will be incurred by the shareholders).

As of December 31, 2015, if the income attributed to the Approved Enterprise was distributed as a dividend, the Company would incur a tax of approximately $4,584. If income attributed to the Beneficiary Enterprise was distributed as dividend, or upon liquidation, the Company would incur a tax in the amount of approximately $2,427. These amounts will be recorded as an income tax expense in the period in which the Company declares the dividend.

C.	Details regarding the tax environment of the Non Israeli companies

Non Israeli subsidiaries are taxed according to the tax laws in their countries of residence as reported in their statutory financial statement prepared under local accounting regulations.

The subsidiary in China was entitled to a 50% tax reduction from the standard tax rate of 25% for a period of time, ending in 2013.

As of December 31, 2015, Camtek has not provided for income taxes on the undistributed earnings of approximately $11,322 of one of its major foreign subsidiaries since these earnings are intended to be indefinitely reinvested. The amount becomes taxable upon a distribution from the subsidiary or a sales of the subsidiary. A deferred tax liability will be recognized when the Company no longer demonstrates that it plans to indefinitely reinvest these undistributed earnings. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings. However, liquidity deterioration in the future could require the Company to change its plans and repatriate all or a portion of these undistributed earnings, which may increase tax expenses and deferred tax liability. The Company’s management has determined not to distribute any amounts of its undistributed income from that specific subsidiary, as a dividend or otherwise, as such distribution would result in a tax liability.

D.	Composition of income (loss) before income taxes and income tax expense (benefit)

	Year Ended December 31,
	2015	2014	2013
	U.S. Dollars
Income (loss) before income taxes:
Israel	(13,807)	2,975	(2,638)
Non-Israeli	1,871	941	2,036

	(11,936)	3,916	(602)

Income tax expense:
Current:
Israel	146	191	121
Non-Israeli	414	224	709
	560	415	830
Deferred tax expense (benefit):
Israel	(2,654)	38	(1,287)
Non-Israeli	271	126	(152)
	(2,383)	164	(1,439)

	(1,823)	579	(609)

E. Reconciliation of statutory tax expense to actual income tax

The following is a reconciliation of the theoretical income tax expense, assuming all income is taxed at the statutory tax rate applicable to Israeli companies, and the actual income tax expense:

	Year Ended December 31,
	2015	2014	2013
	U.S. Dollars

Income (loss) before income taxes	(11,936)	3,916	(602)

Statutory tax rate	26.5%	26.5%	25%

Theoretical income tax expense (benefit)	(3,163)	1,038	(151)

Increase (decrease) in income tax expense resulting from:

Tax expense (benefits) arising from “Approved and
Beneficiating Enterprises” and preferential tax rate in China	(523)	(1,215)	711

Change in valuation allowance(*)	308	(40)	586

Non-deductible expenses(**)	640	55	218

Differences between foreign currencies
and dollar-adjusted financial statements-net	283	952	(1,133)

Purchase price adjustment for contingent liabilities	-	-	(580)

Foreign tax rate differential	(44)	(13)	(101)

Undistributed earnings of subsidiary	490	-	-

Other	186	(198)	(159)

Actual income tax expense (benefit)	(1,823)	579	(609)

Per share effect of the tax benefits arising from
“Approved and Beneficiating Enterprises” and
preferential tax rate in China:

Basic	$0.00	$(0.04)	$0.00

Diluted	$0.00	$(0.04)	$0.00

(*)	Included within the change in valuation allowance are realized benefits of operating loss carryforwards of $134, $42 and $68, for the years ended December 31, 2015, 2014 and 2013, respectively.

(**)	Including non-deductible share based compensation.

F.	Deferred tax assets and liabilities

The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	December 31,
	2015	2014
	U.S. Dollars
Deferred tax assets:
Allowance for doubtful accounts	184	136
Accrued warranty	87	114
Unearned revenue	165	125
Accrued expenses	493	448
Net operating losses (NOL) and tax credit carryforwards	6,823	3,761
Other temporary differences*	197	*334

Total gross deferred tax assets	7,949	4,918
Valuation allowance	(3,087)	(2,953)

Deferred tax asset, net of valuation allowance	4,862	1,965

Deferred tax liability:
Property, plant and equipment	(240)	(216)
Undistributed earnings	(490)

Net deferred tax assets	4,132	1,749

*          Other temporary differences primarily relate to research and development expenses

Deferred tax assets are to be recognized for the anticipated tax benefits associated with net operating loss carryforwards and deductible temporary differences, unless it is more likely than not that some or all of the deferred tax assets will not be realized. The adjustment is made by a valuation allowance.

In assessing the realizability of deferred tax assets, Management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

At December 31, 2015 and 2014 the Company had valuation allowance of $3,087 and $2,953 on certain of deferred tax assets. The net change in the total valuation allowance was an increase of $134 for the year ended December 31, 2015 and a decrease of $656 and $1,532, for the years ended 2014 and 2013, respectively. Included in the net change in the valuation allowance for the year ended December 31, 2015, is a reduction of $174 for a valuation allowance that was included in the net assets of a foreign subsidiary that was sold. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

As of December 31, 2015, the Company and its subsidiaries in Israel have regular NOL aggregating approximately $67,843 that will not expire. Included in this amount are NOLs of $18,255 that were generated from the Company filing separate tax returns from its domestic subsidiaries. Based on the earnings history of the Company’s operations in recent years, other than the loss from litigation, and Management’s expectation of continued profitability, Management believes that these losses will be utilized.

As of December 31, 2015, the major foreign subsidiaries have NOL carryforwards aggregating approximately $1,509, of which approximately $424 can be utilized up to 20 years from the year it was established and approximately $1,085 can be carried forward indefinitely.

G.	Accounting for uncertainty in income taxes

For the years ended December 31, 2015, 2014 and 2013, the Company did not have any significant unrecognized tax benefits. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

The Company accounts for interest and penalties related to an underpayment of income taxes as a component of income tax expense. For the years ended December 31, 2015, 2014 and 2013, no interest and penalties related to income taxes have been accrued.

H.	Tax assessments

The Company and its subsidiaries in Israel file their income tax returns in Israel while its principle foreign subsidiaries file their income tax returns in Belgium, Hong Kong, United States of America and China. The Israeli tax returns of Camtek are open to examination by the Israeli Tax Authorities for the tax years beginning in 2010, in addition, the Israeli tax returns of SELA are open to examination by the Israeli Tax Authorities for the tax years beginning in 2010, while the tax returns of its principal foreign subsidiaries remain subject to examination for the tax years beginning in 1999 in Belgium, 2008 in Hong Kong and 2011 in the United States of America.